LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of leases [Abstract]
Schedule of quantitative information about right-of-use assets

($ millions)	Terminals	Rail	Buildings	Land & Other	Total
Balance at January 1, 2023	158	146	113	106	523
Additions and adjustments	—	32	—	24	56
Acquisition (Note 4)	12	1	—	15	28
Depreciation	(14)	(35)	(15)	(13)	(77)
Balance at December 31, 2024	156	144	98	132	530
Additions and adjustments	23	27	1	28	79
Depreciation	(11)	(36)	(15)	(21)	(83)
Balance at December 31, 2025	168	135	84	139	526

Schedule of maturity analysis of finance lease payments receivable

As at December 31	2025		2024
($ millions)	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Less than one year	177	32	186	30
One to two years	164	34	168	31
Two to three years	149	34	160	31
Three to four years	142	34	145	31
Four to five years	106	35	139	32
More than five years	342	292	450	294
Total undiscounted lease receipts	1,080	461	1,248	449
Unearned finance income on lease receipts		(238)		(241)
Discounted unguaranteed residual value		23		21
Finance lease receivable		246		229
Less current portion(1)		(7)		(6)
Total non-current		239		223
(1)    Included in trade receivables and other on the Consolidated Statement of Financial Position.

Schedule of maturity analysis of operating lease payments

As at December 31	2025		2024
($ millions)	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Less than one year	177	32	186	30
One to two years	164	34	168	31
Two to three years	149	34	160	31
Three to four years	142	34	145	31
Four to five years	106	35	139	32
More than five years	342	292	450	294
Total undiscounted lease receipts	1,080	461	1,248	449
Unearned finance income on lease receipts		(238)		(241)
Discounted unguaranteed residual value		23		21
Finance lease receivable		246		229
Less current portion(1)		(7)		(6)
Total non-current		239		223
(1)    Included in trade receivables and other on the Consolidated Statement of Financial Position.